Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000042204 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Account Value		$ 13,760.03	$ 13,760.03	$ 13,760.03	$ 12,368.29	$ 11,295.64	$ 11,803.31	$ 11,006.12	$ 11,084.29	$ 10,822.86	$ 10,512.28	$ 10,135.98	$ 9,701.78	$ 9,550
Average Annual Return, Percent		6.29%	3.46%	3.24%
C000042204 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		11.25%	4.42%	3.72%
C000042205 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with contingent deferred sales charge)
Account Value		$ 13,447.13	$ 13,447.13	$ 13,447.13	12,184.39	11,213.08	11,815.39	11,089.14	11,166.83	11,000.02	10,748.23	10,442.4	10,082.02	10,000
Average Annual Return, Percent		9.36%	3.79%	3.01%
C000042205 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (without contingent deferred sales charge)
Average Annual Return, Percent		10.36%	3.79%	3.01%
C000042206 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 7,488,393.93	$ 7,488,393.93	$ 7,488,393.93	6,712,859.59	6,102,880.24	6,372,606.68	5,917,344.59	5,898,697.5	5,741,341.02	5,551,309.89	5,343,164.44	5,096,516.22	5,000,000
Average Annual Return, Percent		11.55%	4.89%	4.12%
C000088499 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Account Value		$ 14,848.65	$ 14,848.65	$ 14,848.65	12,223.97	12,232.15	15,158.38	11,581.94	12,236.85	11,523.35	11,786.72	9,908.22	9,821.75	9,550
Average Annual Return, Percent		16.01%	2.99%	4.03%
C000088499 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		21.47%	3.95%	4.51%
C000088500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with contingent deferred sales charge)
Account Value		$ 14,401.43	$ 14,401.43	$ 14,401.43	11,946.66	12,049.84	15,045.59	11,591.07	12,340.73	11,701.09	12,061.25	10,220.45	10,211.71	10,000
Average Annual Return, Percent		19.55%	3.14%	3.71%
C000088500 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (without contingent deferred sales charge)
Average Annual Return, Percent		20.55%	3.14%	3.71%
C000200524 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K
Account Value		$ 7,926,524.11	$ 7,926,524.11	$ 7,926,524.11	6,510,836.93	6,487,913.97	8,015,729.79	6,108,829.65	6,434,900.17	6,038,100.37	6,171,162.16	5,187,643.22	5,142,380.61	5,000,000.01
Average Annual Return, Percent		21.74%	4.26%	4.72%
C000133350 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value		$ 14,485.11	$ 14,485.11	$ 14,485.11	11,960.32	12,020.51	14,950.07	11,512.05	12,242.75	11,763.35	12,109.5	10,224.37	10,189.78	10,000
Average Annual Return, Percent		21.11%	3.42%	3.77%
C000088501 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 8,005,414.72	$ 8,005,414.72	$ 8,005,414.72	6,575,779.48	6,554,364.31	8,101,696.51	6,173,049.03	6,501,669.68	6,099,630.52	6,224,717.33	5,220,189	5,159,890.23	5,000,000.01
Average Annual Return, Percent		21.74%	4.25%	4.82%
Bloomberg US Aggregate Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Total Return Index
Account Value		$ 11,592.79981	$ 11,592.79981	$ 11,592.79981	10,486.83063	10,449.63334	12,393.19706	12,452.72188	11,727.12744	10,516.72072	10,737.20425	10,641.19078	10,195.5928	10,000
Average Annual Return, Percent		10.55%	(0.23%)	1.49%
Morningstar LSTA US Performing Loan Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA US Performing Loan Total Return Index
Account Value		$ 16,602.54692	$ 16,602.54692	$ 16,602.54692	14,976.63817	13,336.64051	13,602.23177	12,491.44173	12,235.23108	11,936.08314	11,391.5031	10,823.67025	10,152.81127	10,000
Average Annual Return, Percent		10.86%	6.29%	5.20%
S And P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Account Value		$ 33,950.48088	$ 33,950.48088	$ 33,950.48088	24,598.75428	22,333.50688	26,155.03398	18,301.24174	16,681.39682	14,591.05682	13,592.5175	10,994.30598	10,519.95358	10,000
Average Annual Return, Percent		38.02%	15.27%	13.00%
Bloomberg U S Treasury TIPS 1 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury TIPS 1-10 Year Index
Account Value		$ 12,701.96069	$ 12,701.96069	$ 12,701.96069	$ 11,793.53827	$ 11,690.46992	$ 12,594.92036	$ 11,765.80632	$ 10,995.69297	$ 10,288.78269	$ 10,352.19819	$ 10,337.21845	$ 9,875.575755	$ 10,000
Average Annual Return, Percent	[1]	7.70%	2.93%	2.42%

[1]	Effective January 1, 2024, the Fund changed its benchmark from the Bloomberg U.S. Treasury TIPS 1-10 Year Index to the Standard & Poor’s 500 Total Return Index in connection with changes to the Fund's investment strategies. The Fund believes that the Standard & Poor’s 500 Total Return Index better reflects the Fund's investment strategies.